CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2011
Customers that Contributed Greater than 10% of Net Revenues

The following table summarizes customers that contributed greater than 10% of net revenues:

	Year Ended December 31,
Name of Customer	2009	2010	2011
Customer A	14.4%	18.4%	15.3%
Customer B	10.9%	*	*
Customer C	*	*	10.7%

*	Less than 10%